Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2014
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	Six months period ended September 30,
	2013		2014		2014
	(In millions)

The total minimum lease expense during the period recognized in the consolidated statement of income	Rs.	3,423.2	Rs.	4,307.9	US$	69.6

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of September 30, 2014 were as follows:

12 months period ending September 30,	Payments
	(In millions)

2015	Rs.	7,336.9	US$	118.5

2016		7,117.8		115.0

2017		6,735.5		108.8

2018		5,823.9		94.1

2019		4,689.5		75.7

Thereafter		15,311.1		247.3

Total	Rs.	47,014.7	US$	759.4